Stock Options and Other Share-Based Awards (Narrative) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 38	$ 34	$ 22
Liberty Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tracking stock conversion ratio, subsidiary to parent (for each subsidiary share issued)	20
Intrinsic value of options exercised during period		37	97	20
Unrecognized compensation cost related to options		50
Liberty Incentive Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award term		7 years
Award vesting period		4 years
Award vesting period in equal semi-annual tranches		8
Forfeiture rate assumed in stock option valuations (annualized)		10.00%
Stock-based compensation expense		31	29	18
Liberty Incentive Plan | Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		7	5	4
Unrecognized compensation cost related to restricted stock		$ 13
Liberty Incentive Plan | LINTA
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of tracking stocks after the split	2
Weighted average grant date fair value of options granted during period		$ 8.16	$ 6.66	$ 7.32
Liberty Incentive Plan | LINTA | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost, period for recognition		4 years 9 months 18 days	4 years	4 years 1 month 6 days
Liberty Incentive Plan | LINTA | Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost, period for recognition		1 year 7 months 6 days	2 years 6 months	2 years 1 month 6 days
Liberty Incentive Plan | LINTA | Option Exchange
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of options granted during period			$ 6.94
Liberty Incentive Plan | LVNTA
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of options granted during period			$ 15.22
Liberty Incentive Plan | LVNTA | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost, period for recognition		4 years 6 months	5 years 7 months 6 days
Liberty Incentive Plan | LVNTA | Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost, period for recognition		1 year 9 months 18 days	2 years 3 months 18 days
Liberty Incentive Plan | LVNTA | Option Exchange
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of options granted during period			$ 25.69